Financial Instruments and Risk Management (Details) - EUR (€) € in Thousands		Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		€ 4,004	€ 35,467
Liabilities, carrying amount		(13,193)	(17,987)
Total carrying amount		(9,189)	17,480
Total fair value		(9,736)	12,182
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		3,610	7,681
Liabilities, carrying amount
Total carrying amount		3,610	7,681
Total fair value
Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[1]	394	333
Liabilities, carrying amount	[1]
Total carrying amount	[1]	394	333
Total fair value	[1]
Other Receivables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Other Receivables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Other Receivables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(1,865)	(1,029)
Total carrying amount		(1,865)	(1,029)
Total fair value
Trade Payables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Trade Payables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Trade Payables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Tradeable Warrants [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(9,736)	(15,271)
Total carrying amount		(9,736)	(15,271)
Total fair value		(9,736)	(15,271)
Tradeable Warrants [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value		(9,736)	(15,271)
Tradeable Warrants [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Tradeable Warrants [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[2]
Liabilities, carrying amount	[2]	(1,592)	(1,687)
Total carrying amount	[2]	(1,592)	(1,687)
Total fair value	[2]
Other Payables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Other Payables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Other Payables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value		(9,736)	12,182
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Financial Assets At F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount			27,453
Liabilities, carrying amount
Total carrying amount			27,453
Total fair value			27,453
Financial Assets At F V T P L [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value			€ 27,453

[1]	Prepayments and VAT have been excluded as they are not classified as a financial asset.
[2]	Employment taxes have been excluded as these are statutory liabilities.